Revenue and Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
REVENUE AND SEGMENT INFORMATION

NOTE 4. REVENUE AND SEGMENT INFORMATION

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Sales of Halal products	526,807	-	-
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	-	3,980	1,427,157
Sales of software and technology solutions	-	-	317,472
Sales of air-filter products	-	189,133	-
Total Revenue	526,807	193,113	1,744,629

Operating segments have been determined on the basis of reports reviewed by the executive director. The executive director is considered to be the chief operating decision maker of the Group. The executive director considers that the Group has assessed and allocated resources on this basis. The executive director considers that the Group has seven operating segments for the year ended December 31, 2022 (2020: four and 2021: six), being (1) the sale of electronic glass, (2) sales of air-filter products, (3) sales of Halal products, (4) NFT, (5) Corporate, (6) Provision of consultancy and (7) Provision of credit risk analysis.

Disaggregation of Revenue

Timing of transfer of good or services

2022	At a point in time A$	Total A$
Sales of Halal products	526,807	526,807

2021	At a point in time A$	Total A$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	3,980	3,980
Sales of air- filter products	189,133	189,133
Total Revenue	193,113	193,113

2020	Over time A$	At a point in time A$	Total A$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	84,713	1,342,444	1,427,157
Sales of air-filter products	-	317,472	317,472

Total Revenue	84,713	1,659,916	1,744,629

Revenue by geographic location

The Group’s operations are located in Malaysia. The following table provides an analysis of the Group’s sales by geographical markets based on locations of customers:

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Malaysia	526,807	78,123	-
Hong Kong	-	3,980	1,366,200
China	-	6,846	60,956
USA	-	104,164	-
Korea	-	-	315,034
Other	-	-	2,439
	526,807	193,113	1,744,629

Non-current assets by geographic location

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Australia	968	562,500	-
USA	20,910,964	4,599,618	-
Malaysia	832,170	-	-
Canada	708,117	-	-
Hong Kong	-	1,946,263	262,626
China	-	4,138,043	2,139,605
Korea	3,257,187	10,562,521	4,915,447
	25,709,406	21,808,945	7,317,678

Major customers

For the year ended December 31, 2022, the Group has two individual customers (2021 and 2020: two and four respectively) with revenues comprising more than 10% of Group’s revenues and their respective receivables due from these customers are disclosed below:

	December 31, 2022		December 31, 2021		December 31, 2020
	Percentage of Revenue	Balance due A$	Percentage of Revenue	Balance due A$	Percentage of Revenue	Balance due A$

Customer A	-	-	-	-	16.23%	-
Customer B	-	-	53.93%	104,645	-	-
Customer C	-	-	40.45%	78,483	-	-
Customer D	-	-	-	-	41.23%	628,621
Customer E	-	-	-	-	18.05%	314,892
Customer F	-	-	-	-	10.87%	179,338
Customer G	72.39%	339,630	-	-	-	-
Customer H	16.27%	84,253	-	-	-	-

Segment information for the reporting period is as follows:

	Consolidated
For the year ended 31 December 2022	Sales of electronic glass A$	Sales of air- filter products A$	Sales of Halal products A$	Provision of credit risk analysis A$	Provision of consultancy A$	NFT A$	Corporate A$	Total A$
Revenue
Revenue from operating activities	-	-	526,807	-	-	-	-	526,807
Interest income	-	-	6	1	1	-	567,590	567,598
Gain on disposal of Investment in Equity Instrument	-	-	-	-	-	-	782,023	782,023
Loss on fair value changes in investment	-	-	-	-	-	-	(225,000)	(225,000)
Other income	-	-	-	-	2,878	-	-	2,878
Segment revenue	-	-	526,813	1	2,879	-	1,124,613	1,654,306

Cost of sales	-	-	(687,477)	-	-	-	-	(687,477)
Employee benefit expenses	(120,985)	-	(197,980)	(107,035)	(381,985)	(141,148)	(513,863)	(1,462,996)
Depreciation and amortization expenses	(407,155)	(1,133,397)	(191,155)	(33,213)	(21,552)	(65,509)	(141,026)	(1,993,007)
Professional and consulting expenses	(56,225)	(184,930)	(70,671)	(11,332)	(489,050)	(157,312)	(5,263,462)	(6,232,982)
Travel and accommodation expenses	(14,917)	-	(136,288)	-	(27)	-	(8,551)	(159,783)
Other operating expenses	(30,749)	(6,957)	(174,394)	5,673	(84,166)	(93,183)	(456,548)	(840,324)
Finance costs	(129,458)	(38,194)	(13,037)	-	(17,640)	-	(718,051)	(916,380)
Share on losses of associates	-	-	-	(322,893)	-	-	-	(322,893)
Gain disposal of subsidiaries	51,143	-	-	-	386	-	10,500	62,029
Gain on deemed disposal of subsidiary	-	-	-	-	-	-	144,827	144,827
Provision for the inventory	-	-	(96,197)	-	-	-	(1,025,591)	(1,121,788)
Provision for bad debt	-	(102,308)	-	-	-	-	-	(102,308)
Written off of property, plant and equipment	-	-	-	-	-	-	(93,183)	(93,183)
Loss on fair value change in warrant	-	-	-	-	-	-	(3,566,433)	(3,566,433)
Exchange gain/(loss)	1,851	29,577	74,585	(4)	(50,800)	-	1,720,680	1,775,889
Segment expenses	(706,495)	(1,436,209)	(1,492,614)	(468,804)	(1,044,834)	(457,152)	(9,910,701)	(15,516,809)
Segment operating (loss)/ profit	(706,495)	(1,436,209)	(965,801)	(468,803)	(1,041,955)	(457,152)	(8,786,088)	(13,862,503)

Segment assets 2022	20,910,964	5,557,525	5,215,538	-	-	510,522	25,275,654	57,470,203
Segment liabilities 2022	(1,392)	(508,660)	(1,899)	-	-	(527)	(14,038,713)	(14,551,191)

	Consolidated
For the year ended December 31, 2021	Development, sale and distribution of 3D displays, conversion equipment, software and others A$	Sales of electronic glass A$	Sales of air- filter products A$	Provision of credit risk analysis A$	IoT A$	Corporate A$	Total A$
Revenue
Revenue from operating activities	3,980	-	189,133	-	-	-	193,113
Interest income	18,859	-	-	5	-	-	18,864
Fair value change in derivative financial instruments	-	-	-	-	-	(842,463)	(842,463)
Other income	-	-	-	-	39,731	296,076	335,807
Segment revenue	22,839	-	189,133	5	39,731	(546,387)	(294,679)

Cost of sales	2,721	6,654	140,072	-	-	-	149,447
Employee benefit expenses	215,757	105,680	-	10,925	550,817	730,743	1,613,922
Depreciation and amortization expenses	109,325	913	1,049,125	-	25,976	141,472	1,326,811
Professional and consulting expenses	5,802	8,772	36,881	307,700	1,179,003	837,880	2,376,038
Travel and accommodation expenses	7,980	65,808	-	10,633	919	6,045	91,385
Other operating expenses	1,534,404	92,035	23,855	66,372	692,327	(1,683,283)	725,710
Provision for written off inventory	(9,439)	-	-	-	-	-	(9,439)
Provision for bad debts	-	-	14,390	-	-	-	14,390
(Gain)/ Loss disposal of subsidiaries	(6,927,976)	-	-	-	-	4,929,707	(1,998,269)
Finance costs	16,763	60,448	3,009	-	(33,335)	1,954,067	2,000,952
Segment expenses	(5,044,663)	340,310	1,267,332	395,630	2,415,707	6,916,631	6,290,947
Segment operating profit/ (loss)	5,067,502	(340,310)	(1,078,199)	(395,625)	(2,375,976)	(7,463,018)	(6,585,626)

Segment assets 2021	-	15,645,858	6,417,042	2,049,261	767,670	210,580	25,090,411
Segment liabilities 2021	-	(1,737,509)	(457,741)	(808,980)	(287,802)	(7,842,009)	(11,134,041)

	Consolidated
For the year ended December 31, 2020	Development, sale and distribution of 3D displays, conversion equipment, software and others A$	Sales of air- filter products A$	Consultancy services A$	Corporate A$	Total A$
Revenue
Revenue from operating activities	1,427,157	317,472	-	-	1,744,629
Interest income	6,197	-	-	-	6,197
Fair value change in derivative financial instruments	-	-	-	2,312,197	2,312,197
Other income	82,561	-	-	-	82,561
Segment revenue	1,515,915	317,472	-	2,312,197	4,145,584

Cost of sales	1,155,006	156,560	-	-	1,311,566
Employee benefit expenses	1,570,626	-	241,914	400,103	2,212,643
Depreciation and amortization expenses	1,897,243	179,144	2,307	68	2,078,762
Professional and consulting expenses	(116,977)	-	634,186	856,698	1,373,907
Travel and accommodation expenses	24,436	-	2,246	14,213	40,895
Other operating expenses	734,523	1,196	40,476	334,945	1,111,140
Provision for bad debt	58,932	-	-	-	58,932
Provision for inventory written off	(17,671)	-	-	-	(17,671)
Loss disposal of subsidiaries	(22,206,347)	-	-	22,235,337	28,990
Plant and equipment written off	-	-	-	110	110
Provision for impairment loss on intangible assets	3,459,340	-	-	-	3,459,340
Development projects written off	930,356	-	-	-	930,356
Finance costs	408,054	-	-	1,692,218	2,100,272
Segment expenses	(12,102,479)	336,900	921,129	25,533,692	14,689,242
Segment operating (loss) / profit	13,618,394	(19,428)	(921,129)	(23,221,495)	(10,543,658)

Segment assets 2020	2,070,047	6,529,733	2,337,630	2,016,256	12,953,666
Segment liabilities 2020	5,015,497	2,733,042	5,888,659	(5,589,384)	8,047,814